Goodwill - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance, Cost	$ 2,328	$ 2,593
Accumulated impairment at January 1, 2015	(207)	(235)
Beginning balance, Book value	2,121	2,358
Changes in book value:
Acquisitions	7,464
Transfer to assets held for sale	(179)
Translation differences	(178)	(237)
Total changes	7,107	(237)
Ending balance, Cost	9,414	2,328
Accumulated impairment at December 31, 2015	(186)	(207)
Ending balance, Book value	$ 9,228	$ 2,121